OTHER PAYABLES AND ACCRUALS	12 Months Ended
Sep. 30, 2015
Payables and Accruals [Abstract]
Other Payables And Accruals Disclosure [Text Block]
NOTE 12. OTHER PAYABLES AND ACCRUALS

Other payables and accruals consisted of the following:

	As of September 30, 2015	As of September 30, 2014
	US$(’000)	US$(’000)
Accrued employee benefits	$53	$63
Other payables	102	108
Total	$155	$171